Finance costs - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 65	€ 67	€ 43
Interest expense on external debt	(162)	(162)	(153)
Other finance cost	(23)	(19)	(19)
Total finance costs, net	(120)	(114)	(129)
Interest rate and cross currency swaps
Disclosure of detailed information about financial instruments [line items]
Interest income	47	50	27
Interest expense	€ 67	€ 31	€ 14